Fair Value of Financial Instruments - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Amortized Cost	$ 15,557	$ 58,192
Money market funds
Cash and Cash Equivalents [Line Items]
Amortized Cost	1,681	45,006
Fair Value	$ 1,681	$ 45,006